Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS TAX FREE TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 13, 2018